Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The following table provides information about disaggregated revenue by category, geographical market and timing of revenue recognition:

	Three Months Ended March 31,
	2024	2023
Revenue by category:
Digital revenue
Digital advertising	$22,748	$19,093
Digital subscriptions	2,334	3,661
Licensing and syndication revenue	2,300	3,351
Other digital revenue	1,286	551
Total digital revenue	28,668	26,656
Print revenue
Print advertising	-	656
Print subscriptions	273	1,106
Total print revenue	273	1,762
Total	$28,941	$28,418
Revenue by geographical market:
United States	$27,411	$27,319
Other	1,530	1,099
Total	$28,941	$28,418
Revenue by timing of recognition:
At point in time	$26,607	$24,757
Over time	2,334	3,661
Total	$28,941	$28,418

The following table provides information about disaggregated revenue by category, geographical market and timing of revenue recognition:

	Years Ended December 31,
	2023	2022
Revenue by category:
Digital revenue
Digital advertising	$135,376	$109,317
Digital subscriptions	12,764	21,156
Licensing and syndication revenue	18,482	18,173
Other digital revenue	5,384	1,166
Total digital revenue	172,006	149,812
Print revenue
Print advertising	9,881	10,214
Print subscriptions	62,316	60,909
Total print revenue	72,197	71,123
Total revenue	$244,203	$220,935
Revenue by geographical market:
United States	$234,012	$218,110
Other	10,191	2,825
Total revenue	$244,203	$220,935
Revenue by timing of recognition:
At point in time	$231,439	$199,779
Over time	12,764	21,156
Total revenue	$244,203	$220,935

Schedule of Contract with Customer, Asset and Liability

The following table provides information about contract balances:

	As of
	March 31, 2024 (unaudited)	December 31, 2023
Unearned revenue (short-term contract liabilities):
Digital revenue	$12,370	$16,938
Unearned revenue (long-term contract liabilities):
Digital revenue	$624	$542

The following table provides information about contract balances:

	As of December 31,
	2023	2022
Unearned revenue (short-term contract liabilities):
Digital revenue	$14,397	$18,571
Print revenue	45,389	40,132
	$59,786	$58,703
Unearned revenue (long-term contract liabilities):
Digital revenue	$542	$1,118
Print revenue	10,137	18,583
	$10,679	$19,701

Schedule of Cash and Restricted Cash

The following table reconciles total cash, cash equivalents, and restricted cash:

	As of December 31,
	2023	2022
Cash and cash equivalents	$9,284	$13,871
Restricted cash	-	502
Total cash, cash equivalents, and restricted cash	$9,284	$14,373

Schedule of Allowance For Doubtful Accounts

The following table summarizes the allowance for doubtful accounts activity:

	Three Months Ended March 31, 2024 (unaudited)	Year Ended December 31, 2023
Allowance for doubtful accounts beginning of year	$374	$2,236
Additions	670	315
Deductions – discontinued operations	(127)	(607)
Deductions – write-offs	(268)	(1,570)
Allowance for doubtful accounts end of period	$649	$374

The following table summarizes the allowance for doubtful accounts activity:

	Years Ended of December 31,
	2023	2022
Allowance for doubtful accounts beginning of year	$2,236	$1,578
Additions	315	658
Deductions - write-offs	(1,570)	-
Allowance for doubtful accounts end of year	$981	$2,236

Schedule of Depreciation and Amortization, Useful Lives of Assets
Office equipment and computers	1 – 3 years
Furniture and fixtures	1 – 5 years

Schedule of Common Stock Equivalent Shares Excluded From Diluted Calculations

	As of March 31,
	2024	2023
Series G convertible preferred stock	8,582	8,582
Series H convertible preferred stock	-	1,981,128
Financing warrants	39,774	107,956
ABG Warrants	999,540	999,540
AllHipHop warrants	5,682	5,682
Publisher Partner Warrants	9,800	11,002
Restricted stock awards	-	97,403
Restricted stock units	329,533	888,152
Common stock options	4,485,881	6,183,262
Total	5,878,792	10,282,707

	As of December 31,
	2023	2022
Series G Preferred Stock	8,582	8,582
Series H Preferred Stock	-	1,981,128
Financing Warrants	-	107,956
ABG Warrants	999,540	999,540
AllHipHop Warrants	5,682	5,682
Publisher Partner Warrants	9,800	4,154
Restricted stock awards	-	97,403
Restricted stock units	199,267	994,766
Common stock options	5,451,968	6,199,521
Total	6,674,839	10,398,732